Shareholder Report, Average Annual Return (Details)	12 Months Ended	46 Months Ended
	May 31, 2025	May 31, 2025
Without Sales Load [Member] | C000222701
Average Annual Return [Line Items]
Average Annual Return, Percent	10.95%	5.58%
Without Sales Load [Member] | C000222700
Average Annual Return [Line Items]
Average Annual Return, Percent	11.02%	5.75%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%	8.20%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%	8.20%
S&P Target Date 2065+ Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.78%	6.38%
S&P Target Date 2065+ Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.78%	6.38%